Share capital	12 Months Ended
Nov. 30, 2020
Disclosure of classes of share capital [abstract]
Share capital
20.	Share capital
Authorized in unlimited number and without par value
Common shares; and
Preferred shares, issuable in one or more series.
All issued shares were fully paid on November 30, 2020 and 2019.
Common shareholders are entitled to receive dividends as declared by the Company at its discretion and are entitled to one vote per share at the Company’s annual general meeting.
No preferred shares are outstanding.

(a)	Issuance of common shares

Oncology platform
On February 25, 2019, the Company issued 900 common shares with a value of $5 in connection with the acquisition of Katana (Note 12).

(b)	DSU plan
On December 10, 2010, the Board of Directors adopted a deferred stock unit plan (the “DSU Plan”) for the benefit of its directors and officers (the “Beneficiaries”). The goal of the DSU Plan is to increase the Company’s ability to attract and retain high-quality individuals to act as directors or officers and to better align their interests with those of the shareholders of the Company in the creation of long-term value. Under the terms of the DSU Plan, Beneficiaries who are directors are entitled to elect to receive all or part of their annual retainer to act as directors or Chair of the Board in DSUs. Beneficiaries who act as officers are entitled to elect to receive all or part of their annual bonus, if any, in DSUs. The value of a DSU is used to determine the number of DSUs a Beneficiary may be granted or the value to be paid to a Beneficiary upon redemption. This value is equal to the average closing price of the common shares on the Toronto Stock Exchange on the date on which the Company is entitled to grant DSUs, or on the date on which a Beneficiary redeems them, and during the four previous trading days.
DSUs may only be redeemed when a Beneficiary ceases to act as a director or an officer of the Company. Upon redemption, the Company must provide a Beneficiary with an amount in cash equal to the DSU value on the redemption date. Beneficiaries may not sell, transfer or otherwise assign their DSU or any rights associated therewith other than by will or in accordance with legislation regarding the vesting and partition of successions.
DSUs are totally vested at the grant date. In the case of DSUs granted to officers for annual bonuses, a DSU liability is recorded at the grant date in place of the liability for the bonus payments. In the case of directors, the expense related to DSUs and their liabilities is recognized at the grant date. During the year ended November 30, 2020, $33 (2019 – $23) was recorded as an expense and is included in general and administrative expenses. The liability related to DSUs is adjusted periodically to reflect any change in the market value of the common shares. As at November 30, 2020, a gain of $157 (2019 – charge of $641) was recognized within finance costs (Note 5). As at November 30, 2020, the Company had a total 220,171 DSUs outstanding (2019 – 204,357 DSUs) and a liability related to the DSUs of $508 (2019 – liability of $625).
Cash-settled forward stock contracts
To protect against fluctuations in the value of DSUs, the Company entered into cash-settled forward stock contracts. They were not designated as hedging instruments for accounting purposes. As at November 30, 2020, the cash-settled forward stock contracts outstanding correspond to a total of 220,171 common shares (2019 – 204,357 common shares) at a price of $5.75 per share (2019 – $5.86 per share) expiring on December 21, 2021 (2019 – December 21, 2020). As at November 30, 2020, the fair value of cash-settled forward stock contracts was $520 (2019 – $637) and is recorded in derivative financial assets. During the year ended November 30, 2020, a loss of $166 (2019 – $647) related to the change in fair value of derivative financial assets was recognized within finance costs (Note 5).

(c)	Share Appreciation Rights (SARs)
On October 4, 2018, the Company’s Board of Directors approved a SARs plan for its consultants that entitles the grantee to receive a cash payment based on the increase in the stock price of the Company’s common shares from the grant date to the settlement date. The exercise date of an SAR may not be later than 10 years after the grant date. Generally, the SARs vest over a period of three years.
For the year ended November 30, 2020, $13 (2019 – $28) was recorded as share-based compensation expense for the SARs plan. Since these awards will be cash-settled, the fair value of SARs granted is estimated at each reporting period using the Black-Scholes model and the following weighted average assumptions.

Measurement date as at November 30, 2020

Risk-free interest rate	0.67%

Expected volatility	64.6%

Average option life in years	6.25 years

Grant-date share price	$2.31 (CA$3.00)

Option exercise price	$2.31 (CA$3.00)

(c)	Share Appreciation Rights SARs (continued)
The risk-free interest rate is based on the implied yield on a Canadian government zero-coupon issue, with a remaining term equal to the expected term of the SAR. The volatility is based on weighted average historical volatility adjusted for changes expected due to publicly available information. The life of the SAR is estimated taking into consideration the vesting period at the grant date, the life of the SAR and the average length of time similar grants have remained outstanding in the past. The dividend yield was excluded from the calculation, since it is the present policy of the Company to retain all earnings to finance operations and future growth.
The following table summarizes the grant date weighted average fair value of SARs granted during the year ended November 30, 2019. No SARs were granted in 2020.

	Number of SARs		Weighted average grant date fair value

2019	40,000	$	1.31 (CA$1.70)

(d)	Shareholder rights plan
On April 10, 2019, the Company’s Board of Directors approved the amendment and renewal of the shareholder rights plan and, on the same date, the Company and Computershare Trust Services of Canada entered into an amended and restated shareholder rights plan agreement (the “Plan”). The Plan was approved by the shareholders on May 15, 2019. The Plan is designed to provide adequate time for the Board and the shareholders to assess an unsolicited takeover bid for the Company. In addition, the Plan provides the Board with sufficient time to explore and develop alternatives for maximizing shareholder value if a takeover bid is made, as well as provide shareholders with an equal opportunity to participate in a takeover bid to receive full and fair value for their common shares. The Plan will expire at the closure of the Company’s annual meeting of shareholders in 2022 unless the Plan is reconfirmed and approved by shareholders at such meeting.
The rights issued under the Plan will initially attach to and trade with the common shares, and no separate certificates will be issued unless a triggering event occurs. The rights will become exercisable only when an acquiring person, including any party related to it, acquires or attempts to acquire 20% or more of the outstanding shares without complying with the “Permitted Bid” provisions of the Plan or without approval of the Board of Directors. Subject to the terms and conditions set out in the Plan, each right would, upon exercise and payment of $5.00 per right, entitle a rights holder, other than the acquiring person and related parties, to purchase a number of common shares at twice the exercise price of $5.00 per right based on the average weighted market price of the common shares for the last 20 trading days preceding the common share acquisition date (as defined in the Plan’s rights).
Under the Plan, a Permitted Bid is a bid made to all holders of common shares and which is open for acceptance for no less than 105 days. If, at the end of 105 days, at least 50% of the outstanding common shares, other than those owned by the offeror and certain related parties, has been tendered, the offeror may take up and pay for the common shares, but must extend the bid for a further 10 days to allow other shareholders to tender.

(e)	Stock option plan
The Company has established a stock option plan under which it can grant its directors, officers, employees, researchers and consultants non-transferable options for the purchase of common shares. The exercise date of an option may not be later than 10 years after the grant date. A maximum number of 7,700,000 options can be granted under the stock option plan. Generally, the options vest at the grant date or over a period of up to three years. As at November 30, 2020, 2,379,863 options could still be granted by the Company under the plan (2019 – 1,632,851).
The Company issued 487,421 options to Paul Lévesque, the President and Chief Executive Officer of the Company, on April 15, 2020 as inducement to enter into his employment agreement with the Company. These 487,421 options vest equally over a three-year period, have an exercise price of CA$2.87 and have a 10-year term.

The Company has also issued an additional 590,300 options to its senior management, employees and directors since the beginning of its last fiscal year.
All options are to be settled by the physical delivery of common shares.
Changes in the number of options outstanding during the past two years were as follows:

		Weighted average exercise price per option
	Number of options	CA$	US$

Options as at December 1, 2018	2,172,705	3.15	2.37

Granted	406,400	8.19	6.20

Expired	(88,489)	6.07	4.56

Exercised (share price: CA$7.78 (US$5.82))	(74,832)	1.96	1.46

Options outstanding as at November 30, 2019	2,415,784	$3.94	$2.96

Granted – CA$	1,077,721	3.06	2.25

Forfeited and expired – CA$	(229,812)	4.72	3.47

Exercised (share price: CA$8.65 (US$6.57))	(60,000)	3.38	2.40

Options outstanding as at November 30, 2020 – CA$	3,203,693	3.59	2.76

Options granted and outstanding as at November 30, 2020 – US$	12,500	-	2.35

Options exercisable as at November 30, 2020 – CA$	2,063,672	3.43	2.64

Options exercisable as at November 30, 2019 – CA$	1,864,727	$2.69	$2.02

The following table provides stock option information as at November 30, 2020
(options exercisable in CA$)
.

Price range		Number of options outstanding	Weighted average remaining life		Weighted average exercise price
CA$	US$		(years)	CA$	US$

0.25 – 1.19	0.19 – 0.92	814,660	2.95	0.64	0.49

2.01 – 3.75	1.55 – 2.89	1,521,721	8.03	2.72	2.10

3.76 – 6.00	2.89 – 4.62	230,000	6.35	5.96	4.59

6.01 – 9.00	4.62 – 6.93	424,000	8.03	8.06	6.20

9.01 – 10.00	6.93 – 1.70	213,312	7.35	9.56	7.36

		3,203,693	6.57	3.59	2.76
The following table provides stock option information as at November 30, 2020
(options exercisable in US$)
.

Price range		Number of options outstanding	Weighted average remaining life	Weighted average exercise price
	US$		(years)	US$

	1.55 – 2.89	12,500	10.0	2.35

For the year ended November 30, 2020, $1,414 (2019 – $1,059) was recorded as share-based compensation expense for the stock option plan. The fair value of options granted in 2020 and 2019 was estimated at the grant date using the Black-Scholes model and the following weighted average assumptions.

Options exercisable in CA$		2020		2019

Risk-free interest rate		0.95%		2.15%

Expected volatility		74%		57%

Average option life in years		8.5 years		8 years

Grant-date share price	$	2.35 (CA$3.05)	$	6.15 (CA$8.19)

Option exercise price	$	2.35 (CA$3.05)	$	6.15 (CA$8.19)

Options exercisable in US$		2020

Risk-free interest rate		0.74%

Expected volatility		78%

Average option life in years		8.5 years

Grant-date share price	$	2.35

Option exercise price	$	2.35

The risk-free interest rate is based on the implied yield on a Canadian or U.S. government zero-coupon issue, with a remaining term equal to the expected term of the option. The volatility is based on weighted average historical volatility adjusted for changes expected due to publicly available information. The life of the options is estimated taking into consideration the vesting period at the grant date, the life of the option and the average length of time similar grants have remained outstanding in the past. The dividend yield was excluded from the calculation, since it is the present policy of the Company to retain all earnings to finance operations and future growth.
The following table summarizes the measurement date weighted average fair value of stock options granted during the years ended November 30, 2020 and 2019.

Options exercisable in CA$	Number of stock options granted		Weighted average grant date fair value

2020	1,077,721	$	1.71 (CA$2.22)

2019	406,400	$	3.69 (CA$4.92)

Options exercisable in US$	Number of stock options granted		Weighted average grant date fair value

2020	12,500	$	2.35
The Black-Scholes model used by the Company to calculate option values was developed to estimate the fair value of freely tradable, fully transferable options without vesting restrictions, which significantly differs from the Company’s stock option awards. This model also requires four highly subjective assumptions, including future stock price volatility and average option life, which greatly affect the calculated values.

(f)	Loss per share
The calculation of basic loss per share was based on the net loss attributable to common shareholders of the Company of $22,667 (2019 – $12,496) and a weighted average number of common shares outstanding of 76,991,635 (2019 – 76,928,287), calculated as follows.

	2020	2019

Issued common shares as at December 1	76,953,411	76,877,679

Effect of share options exercised	38,224	49,920

Effect of public issue common shares	-	688

Weighted average number of common shares, basic and diluted	76,991,635	76,928,287
For the year ended November 30, 2020, 3,216,193 (2019 – 2,415,784) share options and 3,872,053 common shares potentially issuable from the conversion of the $57,500 aggregate principal amount of convertible unsecured senior notes (Note 17), that may potentially dilute earnings per share in the future, were excluded from the weighted average number of diluted common shares calculation as their effect would have been anti-dilutive.
The average market value of the Company’s shares for purposes of calculating the dilutive effect of share options was based on quoted market prices for the period during which the options were outstanding.

(g)	Accumulated other comprehensive income (loss)

	2020	2019

Unrealized losses on FVOCI financial assets, net of tax	$2	$(12)

Cumulative exchange difference on translation of foreign operations	(483)	33

	$(481)	$21